Financial Risk and Insurance Management - Summary of Leverage Ratio (Detail) S/ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Disclosure Of Leverage Ratio [Line Items]
Total loans and borrowings			S/ 2,965,541	S/ 3,376,282	S/ 1,307,667
Cash and cash equivalents			(235,745)	(241,133)	(208,694)	S/ (138,771)
Total equity			S/ 1,622,940	1,776,566	1,558,061	S/ 591,099
Leverage ratio	4.25	4.25	4.25
Capital Risk [Member]
Disclosure Of Leverage Ratio [Line Items]
Total loans and borrowings			S/ 3,619,774	3,761,582	3,348,647
Cash and cash equivalents			(235,745)	(241,133)	(208,694)
Net debt			3,384,029	3,520,449	3,139,953
Total equity			1,622,940	1,776,566	1,558,061
Total adjusted equity			S/ 5,006,969	S/ 5,297,015	S/ 4,698,014
Leverage ratio			0.68	0.66	0.67